Basic and Diluted Loss per Share	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basic and Diluted Loss per Share

22.	Basic and Diluted Loss per Share

The calculations of basic and diluted loss per share for the six months ended December 31, 2025, were based on the net loss of $14,954,249 (2024 –$2,357,257) and the weighted average number of basic and diluted common shares outstanding of 12,417,745 (2024 – 2,354,785).